Note 4 - Loans and Leases - Summary of Loans and Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans and leases	$ 609,559	$ 634,103
Residential Portfolio Segment [Member]
Loans and leases	112,196	111,061
Commercial Real Estate and Agriculture Real Estate [Member]
Loans and leases	404,964	374,832
Commercial and Agriculture Loans [Member]
Loans and leases	86,834	141,280
Consumer Portfolio Segment [Member]
Loans and leases	$ 5,565	$ 6,930